Scope of consolidation - non-controlling interests (Details) - FMM Pernambuco - EUR (€) € in Millions	1 Months Ended	3 Months Ended
	Jan. 31, 2017	Sep. 30, 2017
Disclosure of subsidiaries [line items]
Percent of subsidiary disposed	16.00%
Gains on disposals of investments		€ 19